Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Income before income taxes and discontinued operations:
Japan	¥(12,679)	¥13,321	¥38,810	$467
Overseas	24,714	41,272	53,155	639

	¥12,035	¥54,593	¥91,965	$1,106

Provision for income taxes:
Current—
Japan	¥40,158	¥32,553	¥27,068	$326
Overseas	31	17,553	17,736	213

	40,189	50,106	44,804	539

Deferred—
Japan	(51,155)	(22,285)	(13,534)	(163)
Overseas	8,368	(5,427)	(3,653)	(44)

	(42,787)	(27,712)	(17,187)	(207)

Provision for income taxes	¥(2,598)	¥22,394	¥27,617	$332

In fiscal 2009, 2010 and 2011, the Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of 40.9%.

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Income before income taxes and discontinued operations	¥12,035	¥54,593	¥91,965	$1,106

Tax provision computed at statutory rate	¥4,922	¥22,329	¥37,614	$452
Increases (reductions) in taxes due to:
Change in valuation allowance	5,678	1,859	(3,944)	(47)
Non-deductible expenses for tax purposes	1,755	1,640	1,123	13
Non-taxable income for tax purposes	(976)	(779)	(2,697)	(32)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(1,479)	(3,699)	(4,335)	(52)
Effect of a revision of the taxation system	(10,970)	0	0	0
Other, net	(1,528)	1,044	(144)	(2)

Provision for income taxes	¥(2,598)	¥22,394	¥27,617	$332

The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance and the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiary.

In March 2009, the Japanese tax code was revised to reduce the taxes on dividends of foreign subsidiaries by 95%, which resulted in a substantial reduction of our taxes in fiscal 2009.

Prior to the 2009 revision, dividends received from foreign subsidiaries were taxed at a rate based on the differences between the Japanese tax rate and applicable income tax rates in foreign countries. Consequently, deferred tax liabilities related to such additional tax for undistributed earnings of foreign subsidiaries had been recognized except for those designated as indefinitely reinvested.

In fiscal 2009, the Company reversed deferred tax liabilities except for the amount which continued to be taxed under the revised tax code.

In fiscal 2009, as part of our capital allocation plans going forward, the Company made a decision that for certain foreign subsidiaries where the Company had not recognized deferred tax liabilities the Company will no longer reinvest undistributed earnings indefinitely. Accordingly, the Company has recognized deferred tax liabilities for the relevant subsidiaries since fiscal 2009, according to the revised tax code.

Total income taxes recognized in fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Provision for income taxes	¥(2,598)	¥22,394	¥27,617	$332
Income taxes on discontinued operations	8,719	5,715	5,297	64
Goodwill, for initial recognition of acquired tax benefits that previously were included in the valuation allowance	(2,141)	0	0	0
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	(27,533)	7,816	3,403	41
Defined benefit pension plans	(8,362)	4,925	(1,427)	(17)
Foreign currency translation adjustments	(2,111)	4,722	(214)	(3)
Net unrealized gains (losses) on derivative instruments	(390)	(1,066)	(338)	(4)

Total income taxes	¥(34,416)	¥44,506	¥34,338	$413

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2010 and 2011 are as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Assets:
Net operating loss carryforwards	¥53,841	¥47,623	$573
Allowance for doubtful receivables on direct financing leases and probable loan losses	77,866	69,917	841
Investment in securities	13,138	726	9
Other operating assets	2,339	2,638	32
Accrued expenses	11,815	11,865	143
Other	34,937	30,981	371

	193,936	163,750	1,969
Less: valuation allowance	(42,846)	(26,794)	(322)

	151,090	136,956	1,647
Liabilities:
Investment in direct financing leases	27,109	16,462	198
Investment in operating leases	69,610	64,992	782
Deferred insurance policy acquisition costs	24,407	29,233	351
Policy liabilities	17,910	21,123	254
Undistributed earnings	25,799	29,111	350
Prepaid benefit cost	13,392	11,992	144
Other	50,285	33,498	403

	228,512	206,411	2,482

Net deferred tax liability	¥77,422	¥69,455	$835

The valuation allowance is mainly recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were increases of ¥3,070 million in fiscal 2009 and decreases of ¥1,789 million in fiscal 2010, and decreases of ¥16,052 million ($193 million) in fiscal 2011, respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥138,428 million ($1,665 million) at March 31, 2011, which expire as follows:

Year ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥9,394	$113
2013	13,302	160
2014	6,013	72
2015	21,856	263
2016	22,661	273
Thereafter	65,202	784

Total	¥138,428	$1,665

Net deferred tax assets and liabilities at March 31, 2010 and 2011 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Other assets	¥83,483	¥91,063	$1,095
Income taxes: Deferred	160,905	160,518	1,930

Net deferred tax liability	¥77,422	¥69,455	$835

The Company and its subsidiaries adopted ASC 740 (Income Taxes). The unrecognized tax benefits as of March 31, 2010 and March 31, 2011 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2011.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2010 and March 31, 2011, and in the consolidated statements of income for the years ended March 31, 2009, 2010 and 2011 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2011, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2007, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2001.